Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
The Arena Group Holdings Inc [Member]
Amortization cost of platform development and developed technology	$ 2,191	$ 2,413	$ 6,883	$ 7,099	$ 9,459	$ 8,829